WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 111.8%
COMMUNICATION SERVICES - 12.6%
Diversified Telecommunication Services - 4.5%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	420,000		$346,040	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,090,000		874,421	(a)(b)
Altice France Holding SA, Senior Secured Notes	6.000%	2/15/28	820,000		234,242	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	200,000		135,420	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	310,000		210,734	(a)
British Telecommunications PLC, Senior Notes	5.125%	12/4/28	500,000		503,098
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	645,000		227,617	(b)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	500,000	EUR	530,802	(c)(d)(e)
Orange SA, Senior Notes	9.000%	3/1/31	600,000		728,605
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	250,000		248,811	(a)
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,670,000		1,599,354	(b)
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	500,000		411,080

Total Diversified Telecommunication Services					6,050,224

Entertainment - 1.1%
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	340,000		350,945	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000		330,260
Walt Disney Co., Senior Notes	2.650%	1/13/31	880,000		775,008	(b)

Total Entertainment					1,456,213

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	200,000		170,133	(a)

Media - 3.7%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	480,000		445,229	(b)
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000		1,133,441	(b)
Comcast Corp., Senior Notes	4.200%	8/15/34	920,000		857,738	(b)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	400,000		378,664	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	70,000		67,128
DISH DBS Corp., Senior Notes	7.375%	7/1/28	620,000		299,018
DISH DBS Corp., Senior Notes	5.125%	6/1/29	990,000		413,744	(b)
Fox Corp., Senior Notes	3.500%	4/8/30	500,000		457,590

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
iHeartCommunications Inc., Senior Secured Notes	6.375%	5/1/26	360,000		$307,424
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	720,000		624,281

Total Media					4,984,257

Wireless Telecommunication Services - 3.2%
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	550,000		545,492	(a)
CSC Holdings LLC, Senior Notes	4.625%	12/1/30	1,130,000		574,728	(a)(b)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	310,000		157,048	(a)
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	500,000		429,018	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000		447,902	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000		36,398	(b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	1,140,000		1,030,545	(b)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	500,000	GBP	539,326	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	540,000		465,944	(a)

Total Wireless Telecommunication Services					4,226,401

TOTAL COMMUNICATION SERVICES					16,887,228

CONSUMER DISCRETIONARY - 17.3%
Automobile Components - 2.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000		565,866	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	740,000		738,089	(b)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	350,000		315,557
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,270,000		1,314,299	(a)(b)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	280,000		295,298	(a)

Total Automobile Components					3,229,109

Automobiles - 3.7%
Ford Motor Co., Senior Notes	3.250%	2/12/32	1,700,000		1,415,026	(b)
General Motors Co., Senior Notes	6.125%	10/1/25	130,000		131,149	(b)
General Motors Co., Senior Notes	4.200%	10/1/27	750,000		726,520	(b)
General Motors Co., Senior Notes	6.600%	4/1/36	140,000		148,954	(b)
Mercedes-Benz Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000		1,218,166	(b)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,570,000		1,395,314	(a)(b)

Total Automobiles					5,035,129

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Broadline Retail - 1.2%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	700,000		$593,870
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	650,000		689,298	(a)
Prosus NV, Senior Notes	4.193%	1/19/32	300,000		261,180	(d)

Total Broadline Retail					1,544,348

Distributors - 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	610,000		638,971	(a)

Diversified Consumer Services - 1.2%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	130,000	EUR	137,832	(d)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	910,000	EUR	964,828	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	280,000		248,472	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	270,000		186,565	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	320,000		126,715	(a)

Total Diversified Consumer Services					1,664,412

Hotels, Restaurants & Leisure - 7.2%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	600,000	EUR	629,104	(a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,210,000	EUR	1,028,133
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	150,000		152,074	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		430,315	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,310,000		1,193,068	(b)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.891%	7/16/35	540,000	GBP	517,972	(d)(e)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	590,000		581,690	(a)(b)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	130,000		135,095	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	140,000		148,238	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	700,000		691,871	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,150,000		1,134,524	(a)(b)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	720,000		712,101	(a)
Saga PLC, Senior Notes	5.500%	7/15/26	140,000	GBP	159,894	(d)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,340,000		1,122,880
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	250,000	GBP	271,716	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	200,000		190,004	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	620,000		566,579	(a)

Total Hotels, Restaurants & Leisure					9,665,258

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		$427,870
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		246,916

Total Household Durables					674,786

Specialty Retail - 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	200,000		193,711	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	190,000		162,068	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	400,000		397,209

Total Specialty Retail					752,988

TOTAL CONSUMER DISCRETIONARY					23,205,001

CONSUMER STAPLES - 2.6%
Beverages - 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	1,540,000		1,489,660	(b)

Food Products - 0.7%
Bellis Acquisition Co. PLC, Senior Secured Notes	3.250%	2/16/26	140,000	GBP	167,299	(d)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Senior Notes	3.750%	12/1/31	500,000		432,629
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000		336,353	(b)

Total Food Products					936,281

Tobacco - 0.8%
Altria Group Inc., Senior Notes	2.450%	2/4/32	1,000,000		811,864	(b)
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000		241,418

Total Tobacco					1,053,282

TOTAL CONSUMER STAPLES					3,479,223

ENERGY - 21.3%
Energy Equipment & Services - 0.5%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	280,000		291,855	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	500,000		389,753	(a)

Total Energy Equipment & Services					681,608

Oil, Gas & Consumable Fuels - 20.8%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000		605,741
Burlington Resources LLC, Senior Notes	7.400%	12/1/31	450,000		518,321
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	500,000		454,895
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000		557,782
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000		203,011
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000		208,004

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	350,000	$352,947	(a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	370,169
Ecopetrol SA, Senior Notes	5.875%	5/28/45	390,000	291,489
Ecopetrol SA, Senior Notes	5.875%	11/2/51	2,400,000	1,729,205
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	300,000	281,296	(c)(e)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,202,718	(b)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	230,000	215,869	(a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	280,000	299,562	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000	998,817	(b)
EQT Corp., Senior Notes	5.000%	1/15/29	1,260,000	1,235,494	(b)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	280,000	303,801	(a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	1,120,000	934,500	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	215,783
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,432,626	(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	547,674	(a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	256,698
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	908,471
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	670,000	530,363	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	360,000	219,591
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	188,857
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	312,263
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	360,661	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,845,243	(b)
SilverBow Resources Inc., Secured Notes (3 mo. Term SOFR + 7.750%)	13.079%	12/15/28	460,000	456,666	(a)(e)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	800,000	661,782	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	280,000	283,412	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	252,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,591

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	350,000	$284,100	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,037,846	(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	750,000	729,922	(a)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	240,000	258,809	(a)
Vital Energy Inc., Senior Notes	7.875%	4/15/32	480,000	487,993	(a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	2,200,000	2,054,034	(b)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	87,807
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	1,680,000	1,503,860	(f)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	59,844
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	494,047
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	46,959
YPF SA, Senior Notes	8.500%	7/28/25	630,000	617,568	(a)

Total Oil, Gas & Consumable Fuels				27,920,016

TOTAL ENERGY				28,601,624

FINANCIALS - 28.2%
Banks - 19.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	490,000	448,044	(a)(c)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	1,000,000	978,611	(b)
Bank of Nova Scotia, Senior Notes	2.700%	8/3/26	500,000	473,436
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	549,933	(b)(c)(e)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	990,006	(b)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	300,000	278,997	(a)(e)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,010,000	1,014,921	(a)(b)(c)(e)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	995,899	(a)(b)

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	900,000	$899,773	(b)(c)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	767,143	(b)
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,072,509	(b)
Comerica Bank, Senior Notes	2.500%	7/23/24	410,000	405,319
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,103,695	(a)(b)(c)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	386,028	(c)(e)
HSBC Holdings PLC, Senior Notes (3. 973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	1,130,000	1,056,510	(b)(e)
HSBC Holdings PLC, Subordinated Notes (8.113% to 11/3/32 then SOFR + 4.250%)	8.113%	11/3/33	700,000	802,149	(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,120,000	1,116,400	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,260,000	1,249,761	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (3 mo. Term SOFR + 3.562%)	8.868%	5/1/24	2,600,000	2,602,028	(c)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	400,000	400,411	(b)(c)(e)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	475,780	(b)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000	499,251	(c)(e)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,471,311	(b)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	654,864
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000	752,725	(e)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	823,587	(a)(b)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	700,000	703,349	(e)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	880,000		$905,200	(a)(b)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.900%	6/15/24	2,500,000		2,495,692	(b)(c)(e)

Total Banks					26,373,332

Capital Markets - 5.1%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000		1,690,009	(b)(c)(e)
Credit Suisse AG AT1 Claim	—	—	2,560,000		294,400	*(g)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	400,000		431,496	(b)
Daimler Truck Finance North America LLC, Senior Notes	5.200%	1/17/25	400,000		398,662	(a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,000,000		1,863,297	(e)(f)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	500,000		436,971	(e)
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	680,000		673,991	(c)(d)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	290,000		314,933	(a)(c)(e)
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000		812,332	(a)(e)

Total Capital Markets					6,916,091

Financial Services - 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	2,500,000		2,106,953	(f)
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	1,459		1,474
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000	GBP	136,447	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,090,618		1,038,447	(a)(h)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	400,000		295,385	(a)

Total Financial Services					3,578,706

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000		678,770

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	350,000	$353,223	(a)

TOTAL FINANCIALS				37,900,122

HEALTH CARE - 10.7%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	2.950%	11/21/26	500,000	476,284
Amgen Inc., Senior Notes	2.450%	2/21/30	400,000	349,944

Total Biotechnology				826,228

Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	500,000	480,498
Solventum Corp., Senior Notes	5.600%	3/23/34	500,000	501,859	(a)

Total Health Care Equipment & Supplies				982,357

Health Care Providers & Services - 6.8%
Centene Corp., Senior Notes	3.375%	2/15/30	2,940,000	2,603,581	(b)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	500,000	515,635	(a)
CVS Health Corp., Senior Notes	3.750%	4/1/30	1,000,000	932,243	(b)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	400,272
CVS Pass-Through Trust	5.789%	1/10/26	90,786	90,680	(a)
CVS Pass-Through Trust	7.507%	1/10/32	255,578	264,684	(a)(b)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	171,929	168,624
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	224,993	230,539	(b)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	195,999	197,968	(b)
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000	980,778	(b)
HCA Inc., Senior Notes	3.500%	9/1/30	1,000,000	904,680	(b)
Humana Inc., Senior Notes	5.875%	3/1/33	400,000	412,934
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	360,000	343,343	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	670,000	670,257
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	500,000	425,147

Total Health Care Providers & Services				9,141,365

Pharmaceuticals - 2.6%
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	330,000	218,166	*(a)(i)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,000,000	985,096	(b)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000	759,916	(b)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	780,000		$729,839
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	646,000		621,414
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000		138,006

Total Pharmaceuticals					3,452,437

TOTAL HEALTH CARE					14,402,387

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.3%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	750,000		697,378	(a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000		895,274	(a)(b)
Boeing Co., Senior Notes	3.200%	3/1/29	500,000		446,985	(b)
Bombardier Inc., Senior Notes	7.500%	2/1/29	310,000		319,565	(a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	730,000		753,220	(a)

Total Aerospace & Defense					3,112,422

Building Products - 0.4%
Standard Industries Inc., Senior Notes	4.375%	7/15/30	578,000		519,761	(a)(b)

Commercial Services & Supplies - 0.8%
CoreCivic Inc., Senior Notes	8.250%	4/15/29	860,000		900,201
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	190,000		194,952	(a)

Total Commercial Services & Supplies					1,095,153

Machinery - 0.5%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	500,000	EUR	469,097	(d)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	210,000		207,421

Total Machinery					676,518

Passenger Airlines - 3.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	570,000		554,660	(a)(b)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	770,000		813,953	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000		304,555	(b)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000		268,324	(b)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000		1,510,052	(a)(f)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	699,999		531,880	(a)

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	700,000	$531,881	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	372,520	366,771	(b)

Total Passenger Airlines				4,882,076

Trading Companies & Distributors - 2.4%
Air Lease Corp., Senior Notes	3.375%	7/1/25	500,000	487,441
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	1,230,000	999,624	(a)(b)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	750,000	687,531	(a)(b)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,000,000	947,650	(b)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	80,000	79,832

Total Trading Companies & Distributors				3,202,078

TOTAL INDUSTRIALS				13,488,008

INFORMATION TECHNOLOGY - 1.4%
Communications Equipment - 0.1%
Viasat Inc., Senior Notes	7.500%	5/30/31	250,000	181,459	(a)

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	490,327

Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	570,000	565,247	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	253,254
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	420,378	(b)

Total Technology Hardware, Storage & Peripherals				1,238,879

TOTAL INFORMATION TECHNOLOGY				1,910,665

MATERIALS - 5.2%
Chemicals - 0.7%
Braskem Netherlands Finance BV, Senior Notes	5.875%	1/31/50	350,000	271,065	(d)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	700,000	714,131	(a)

Total Chemicals				985,196

Construction Materials - 0.4%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	440,000	470,671	(a)

Containers & Packaging - 0.0%††
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	51,170

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 2.7%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	$468,533	(f)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	330,000	342,264	(a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	450,000	440,635	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	217,513
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	555,776
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	400,000	386,835	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	210,966
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,005,746	(b)

Total Metals & Mining				3,628,268

Paper & Forest Products - 1.4%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	950,504	(a)(b)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	1,000,000	884,646	(b)

Total Paper & Forest Products				1,835,150

TOTAL MATERIALS				6,970,455

REAL ESTATE - 0.3%
Hotel & Resort REITs - 0.2%
Service Properties Trust, Senior Notes	4.375%	2/15/30	290,000	221,674

Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	120,000	126,918	(a)

TOTAL REAL ESTATE				348,592

UTILITIES - 2.2%
Electric Utilities - 1.7%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	400,000	334,970	(a)
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	700,000	824,749
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	700,000	766,843
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	300,000	314,403	(a)

Total Electric Utilities				2,240,965

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	753,138	716,670	(a)

TOTAL UTILITIES				2,957,635

TOTAL CORPORATE BONDS & NOTES (Cost - $144,961,891)				150,150,940

SENIOR LOANS - 13.7%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
iHeartCommunications Inc., New Term Loan (1 mo. Term SOFR + 3.114%)	8.445%	5/1/26	480,000	421,630	(e)(j)(k)

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 3.5%
Diversified Consumer Services - 0.1%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.945%	4/13/28	200,000	$89,250	(e)(j)(k)

Hotels, Restaurants & Leisure - 3.4%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.040%	2/6/31	800,000	801,624	(e)(j)(k)
Flutter Entertainment Public Ltd. Co., Term Loan B	—	11/25/30	698,250	699,807	(l)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan	—	11/30/29	897,727	900,200	(l)
Hilton Domestic Operating Co. Inc., Term Loan B4 (1 mo. Term SOFR + 2.100%)	7.429%	11/6/30	900,000	902,889	(e)(j)(k)(l)
Scientific Games International Inc., Term Loan B1 (1 mo. Term SOFR + 2.750%)	8.075%	4/14/29	1,239,950	1,244,166	(e)(j)(k)

Total Hotels, Restaurants & Leisure				4,548,686

TOTAL CONSUMER DISCRETIONARY				4,637,936

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Buckeye Partners LP, 2023 Term Loan Facility B2	—	11/22/30	500,000	501,137	(l)

FINANCIALS - 4.0%
Consumer Finance - 0.7%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.327%	2/27/29	120,000	120,344	(e)(j)(k)
Trans Union LLC, Term Loan B7 (1 mo. Term SOFR + 2.000%)	7.327%	12/1/28	850,000	850,587	(e)(j)(k)(l)

Total Consumer Finance				970,931

Financial Services - 2.7%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.309%	1/31/31	1,150,000	1,155,514	(e)(j)(k)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.577%	7/29/30	2,222,038	2,222,671	(e)(j)(k)
Nexus Buyer LLC, Amendment No. 5 Term Loan	—	12/11/28	250,000	248,906	(l)

Total Financial Services				3,627,091

Insurance - 0.3%
Asurion LLC, New Term Loan B10	—	8/19/28	498,734	481,590	(l)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Mortgage LLC, Term Loan B	—	11/18/27	349,116	$349,553	(l)

TOTAL FINANCIALS				5,429,165

HEALTH CARE - 0.4%
Life Sciences Tools & Services - 0.4%
IQVIA Inc., Term Loan B4	—	1/2/31	498,750	501,735	(l)

INDUSTRIALS - 1.2%
Passenger Airlines - 1.0%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.068%	10/20/27	487,500	503,395	(e)(j)(k)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.076%	2/24/31	870,000	872,445	(e)(j)(k)

Total Passenger Airlines				1,375,840

Trading Companies & Distributors - 0.2%
United Rentals North America Inc., Restatement Term Loan	—	2/14/31	300,000	301,314	(l)

TOTAL INDUSTRIALS				1,677,154

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.5%
Coherent Corp., Term Loan B (1 mo. Term SOFR + 2.864%)	8.195%	7/2/29	699,140	701,412	(e)(j)(k)(l)

IT Services - 0.2%
Redstone Holdco 2 LP, First Lien Initial Term Loan (1 mo. Term SOFR + 4.864%)	10.195%	4/27/28	300,000	249,126	(e)(j)(k)

Semiconductors & Semiconductor Equipment - 0.5%
MKS Instruments Inc., 2023 Dollar Term Loan B (1 mo. Term SOFR + 2.500%)	7.823%	8/17/29	698,206	699,588	(e)(j)(k)(l)

Software - 0.3%
DCert Buyer Inc., First Lien Initial Term Loan	—	10/16/26	349,091	347,894	(l)

TOTAL INFORMATION TECHNOLOGY				1,998,020

MATERIALS - 1.8%
Construction Materials - 0.5%
Summit Materials LLC, Term Loan B2	—	1/12/29	600,000	603,675	(l)

Containers & Packaging - 0.6%
Berry Global Inc., Term Loan A	—	7/1/29	850,000	850,612	(l)

Paper & Forest Products - 0.7%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.180%	9/7/27	987,212	988,584	(e)(j)(k)

TOTAL MATERIALS				2,442,871

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.6%
Electric Utilities - 0.6%
Vistra Operations Co. LLC, 2018 Incremental Term Loan	—	12/20/30	748,125		$748,245	(l)

TOTAL SENIOR LOANS (Cost - $18,398,121)					18,357,893

SOVEREIGN BONDS - 8.3%
Angola - 0.3%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	400,000		373,524	(a)

Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394		23,445
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	460,248		189,255	(a)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	560,000		436,800	(a)

Total Argentina					649,500

Colombia - 1.0%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,750,000		1,367,057

Dominican Republic - 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	380,000		341,345	(a)

Indonesia - 1.4%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		289,742	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	1,670,000		1,586,067	(b)

Total Indonesia					1,875,809

Mexico - 3.0%
Mexican Bonos, Bonds	7.750%	5/29/31	34,280,000	MXN	1,896,726
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	500,000		475,813
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	360,000		301,215
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	1,750,000		1,367,573

Total Mexico					4,041,327

Panama - 0.8%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,650,000		1,143,572

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Peru - 1.0%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,540,000	$1,321,412

TOTAL SOVEREIGN BONDS (Cost - $10,882,443)				11,113,546

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 3.1%
U.S. Government Obligations - 3.1%
U.S. Treasury Notes	3.250%	8/31/24	2,745,000	2,721,894
U.S. Treasury Notes	4.125%	1/31/25	1,450,000	1,438,258

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $4,169,788)				4,160,152

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 2.7%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.445%	9/15/34	220,000	200,177	(a)(e)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. Term SOFR + 0.754%)	6.084%	4/25/34	29,756	29,683	(e)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. Term SOFR + 0.654%)	5.984%	3/25/35	164,069	149,100	(e)
Citigroup Commercial Mortgage Trust, 2015-GC29 D	3.110%	4/10/48	250,000	213,492	(a)
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	440,000	382,703	(a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.350%	8/15/48	410,000	348,472	(e)
Federal National Mortgage Association (FNMA), 2004-W15 1A2	6.500%	8/25/44	42,869	44,019
GS Mortgage Securities Corp. Trust, 2024- 70P E	8.666%	3/10/41	270,000	275,157	(a)(e)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 2.797%)	8.123%	5/15/38	350,000	347,036	(a)(e)
Impac CMB Trust, 2004-10 2A (1 mo. Term SOFR + 0.754%)	6.084%	3/25/35	44,120	40,688	(e)
Impac CMB Trust, 2005-2 2A2 (1 mo. Term SOFR + 0.914%)	6.244%	4/25/35	11,221	10,355	(e)
MAFI II Remic Trust, 1998-BI B1	4.945%	11/20/24	99,577	82,996	(e)
MERIT Securities Corp., 2011-PA B3 (1 mo. USD LIBOR + 2.250%)	7.693%	9/28/32	439,282	405,114	(a)(e)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.559%	12/15/48	410,000	357,886	(e)
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	430,000	353,349
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	856,257	48,352	(e)
Prime Mortgage Trust, 2005-5 1X, IO	1.070%	7/25/34	1,105,736	30,090	(e)
RAMP Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	1,738	1,434

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	6.483%	6/20/33	3,051	$2,923	(e)
Structured Asset Securities Corp., 1998-RF2 A	4.739%	7/15/27	56,296	56,204	(a)(e)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	6.674%	3/25/33	19,436	18,597	(e)
UBS Commercial Mortgage Trust, 2018-C15 C	5.140%	12/15/51	285,000	256,111	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR6 A (1 mo. Term SOFR + 0.954%)	6.284%	5/25/44	494	494	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,346,392)				3,654,432

ASSET-BACKED SECURITIES - 1.6%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	6.335%	7/25/46	437,070	113,219	(a)(e)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. Term SOFR + 0.914%)	6.244%	3/25/37	290,111	285,440	(a)(e)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. Term SOFR + 1.614%)	6.944%	3/25/37	30,011	30,462	(a)(e)
CWABS Asset Backed Notes Trust, 2007- SEA2 1A1 (1 mo. Term SOFR + 2.114%)	7.444%	8/25/47	64	64	(a)(e)
Financial Asset Securities Corp. Trust, 2005-1A 1A3B (1 mo. Term SOFR + 0.524%)	5.857%	2/27/35	151,848	141,449	(a)(e)
GSAMP Trust, 2003-SEA2 A1	5.421%	7/25/33	356,731	342,942
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	6,460	6,407
Morgan Stanley ABS Capital Inc. Trust, 2003-SD1 A1 (1 mo. Term SOFR + 1.114%)	6.444%	3/25/33	4,364	4,259	(e)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. Term SOFR + 1.014%)	6.344%	8/25/34	758,263	747,423	(e)
Origen Manufactured Housing Contract Trust, 2006-A A2	6.641%	10/15/37	234,862	210,553	(e)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.516%	4/15/37	306,681	287,106	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,041,919)				2,169,324

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes	0.000%	12/15/25	920,000	$676,200	(b)
DISH Network Corp., Senior Notes	3.375%	8/15/26	415,000	260,413	(b)

TOTAL COMMUNICATION SERVICES				936,613

INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	90,000	42,417

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,117,583)				979,030

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
INDUSTRIALS - 0.0%††
Passenger Airlines - 0.0%††
flyExclusive Inc. (Cost - $8,421)		5/28/28	8,795	3,782	*

	RATE		SHARES
PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900	0	*(g)(i)(n)(o)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $184,926,558)				190,589,099

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 5.8%
U.S. TREASURY BILLS - 5.0%
U.S. Treasury Bills	2.689%	4/2/24	2,000,000	1,999,710	(p)
U.S. Treasury Bills	4.033%	4/4/24	1,500,000	1,499,352	(p)
U.S. Treasury Bills	4.960%	4/11/24	2,500,000	2,496,365	(p)
U.S. Treasury Bills	5.262%	4/23/24	750,000	747,587	(p)

TOTAL U.S. TREASURY BILLS (Cost - $6,743,031)				6,743,014

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,115,789)	5.271%	1,115,789	$1,115,789	(q)(r)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,858,820)			7,858,803

TOTAL INVESTMENTS - 147.7% (Cost - $192,785,378)			198,447,902
Liabilities in Excess of Other Assets - (47.7)%			(64,107,289)

TOTAL NET ASSETS - 100.0%			$134,340,613

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	19

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(i)	The coupon payment on this security is currently in default as of March 31, 2024.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	All or a portion of this loan has not settled as of March 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Security is valued using significant unobservable inputs (Note 1).

(o)	Value is less than $1.

(p)	Rate shown represents yield-to-maturity.

(q)	Rate shown is one-day yield as of the end of the reporting period.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $1,115,789 and the cost was $1,115,789 (Note 2).

See Notes to Schedule of Investments.

20	Western Asset Premier Bond Fund 2024 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Abbreviation(s) used in this schedule:

EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PO	— Principal Only
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2024, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank Securities	5.700%	3/19/2024	6/18/2024	$2,012,500	Corporate Bonds & Notes	$2,135,664
Deutsche Bank Securities	5.700%	3/25/2024	6/18/2024	1,768,336	Corporate Bonds & Notes	1,868,723
Deutsche Bank Securities	5.750%	3/25/2024	6/18/2024	423,839	Corporate Bonds & Notes	482,413
Deutsche Bank Securities	5.800%	3/19/2024	6/18/2024	2,522,000	Corporate Bonds & Notes	2,640,457
Goldman Sachs Group Inc.	5.700%	3/12/2024	4/17/2024	1,474,382	Corporate Bonds & Notes	1,553,510
Goldman Sachs Group Inc.	5.700%	3/18/2024	4/17/2024	1,330,545	Corporate Bonds & Notes	1,518,560

				$9,531,602		$10,199,327

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2024 Quarterly Report	21

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	540,250	USD	588,204	Citibank N.A.	4/19/24	$(4,858)
USD	3,681,625	EUR	3,340,915	Citibank N.A.	4/19/24	74,203
USD	1,239,111	GBP	971,806	Citibank N.A.	4/19/24	12,403
USD	994,302	MXN	16,770,000	Goldman Sachs Group Inc.	4/19/24	(11,112)

Net unrealized appreciation on open forward foreign currency contracts						$70,636

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Premier Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party

Western Asset Premier Bond Fund 2024 Quarterly Report	23

Notes to Schedule of Investments (unaudited) (continued)

pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Western Asset Premier Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$150,150,940	—		$150,150,940
Senior Loans	—	18,357,893	—		18,357,893
Sovereign Bonds	—	11,113,546	—		11,113,546
U.S. Government & Agency Obligations	—	4,160,152	—		4,160,152
Collateralized Mortgage Obligations	—	3,654,432	—		3,654,432
Asset-Backed Securities	—	2,169,324	—		2,169,324
Convertible Bonds & Notes	—	979,030	—		979,030
Warrants	$3,782	—	—		3,782
Preferred Stocks	—	—	$0	*	0	*

Total Long-Term Investments	3,782	190,585,317	0	*	190,589,099

Short-Term Investments†:
U.S. Treasury Bills	—	6,743,014	—		6,743,014
Money Market Funds	1,115,789	—	—		1,115,789

Total Short-Term Investments	1,115,789	6,743,014	—		7,858,803

Total Investments	$1,119,571	$197,328,331	$0	*	$198,447,902

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$86,606	—		$86,606

Total	$1,119,571	$197,414,937	$0	*	$198,534,508

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$15,970	—		$15,970

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Premier Bond Fund 2024 Quarterly Report	25

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,196,036	$18,529,373	18,529,373	$19,609,620	19,609,620

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$21,634	—	$1,115,789

26	Western Asset Premier Bond Fund 2024 Quarterly Report